RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Commercial Agreements

PBFX currently derives the majority of its revenue from long-term, fee-based, MVC agreements with PBF Holding, supported by contractual fee escalations for inflation adjustments and certain increases in operating costs. PBFX believes the terms and conditions under these agreements, as well as the Omnibus Agreement (as defined below) and the Services Agreement (as defined below) each with PBF Holding, are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services.

These commercial agreements (as defined in the table below) with PBF Holding include:

Agreements	Initiation Date	Initial Term	Renewals (a)	MVC	Force Majeure
Transportation and Terminaling
Delaware City Rail Terminaling Services Agreement	5/8/2014	7 years, 8 months	2 x 5	85,000 bpd	PBFX or PBF Holding can declare
Toledo Truck Unloading & Terminaling Services Agreement	5/8/2014	7 years, 8 months	2 x 5	5,500 bpd
Delaware West Ladder Rack Terminaling Services Agreement	10/1/2014	7 years, 3 months	2 x 5	40,000 bpd
Toledo Storage Facility Storage and Terminaling Services Agreement- Terminaling Facility	12/12/2014	10 years	2 x 5	4,400 bpd
Delaware Pipeline Services Agreement	5/15/2015	10 years, 8 months	2 x 5	50,000 bpd
Delaware Pipeline Services Agreement- Magellan Connection	11/1/2016	2 years, 5 months	N/A	14,500 bpd
Delaware City Truck Loading Services Agreement- Gasoline	5/15/2015	10 years, 8 months	2 x 5	30,000 bpd
Delaware City Truck Loading Services Agreement- LPGs	5/15/2015	10 years, 8 months	2 x 5	5,000 bpd
East Coast Terminals Terminaling Services Agreements (b)	5/1/2016	Various (c)	Evergreen	15,000 bpd (d)
East Coast Terminals Tank Lease Agreements	5/1/2016	Various (c)	Evergreen	350,000 barrels (e)
Torrance Valley Pipeline Transportation Services Agreement- North Pipeline (f)	8/31/2016	10 years	2 x 5	50,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- South Pipeline (f)	8/31/2016	10 years	2 x 5	70,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- Midway Storage Tank (f)	8/31/2016	10 years	2 x 5	55,000 barrels (e)
Torrance Valley Pipeline Transportation Services Agreement- Emidio Storage Tank (f)	8/31/2016	10 years	2 x 5	900,000 barrels per month
Torrance Valley Pipeline Transportation Services Agreement- Belridge Storage Tank (f)	8/31/2016	10 years	2 x 5	770,000 barrels per month
Paulsboro Natural Gas Pipeline Services Agreement (f) (g)	8/4/2017	15 years	Evergreen	60,000 dekatherms per day
Toledo Rail Loading Agreement	7/31/2018	7 years, 5 months	2 x 5	Various (h)
Chalmette Terminal Throughput Agreement	7/31/2018	1 year	Evergreen	N/A
Chalmette Rail Unloading Agreement	7/31/2018	7 years, 5 months	2 x 5	7,600 bpd
DSL Ethanol Throughput Agreement (f)	7/31/2018	7 years, 5 months	2 x 5	5,000 bpd

Agreements	Initiation Date	Initial Term	Renewals (a)	MVC	Force Majeure
Storage
Toledo Storage Facility Storage and Terminaling Services Agreement- Storage Facility (f)	12/12/2014	10 years	2 x 5	3,849,271 barrels (e)
Chalmette Storage Services Agreement (f) (i)	See note (h)	10 years	2 x 5	625,000 barrels (e)
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(a)	PBF Holding has the option to extend the agreements for up to two additional five-year terms, as applicable.

(b)	Subsequent to the Toledo Products Terminal Acquisition, the Toledo Products Terminal was added to the East Coast Terminals Terminaling Services Agreements.

(c)	The East Coast Terminals related party agreements include varying term lengths, ranging from one to five years.

(d)
The East Coast Terminals Terminaling Services Agreements have no MVCs and are billed based on actual volumes throughput, other than a terminaling services agreement between the East Coast Terminals’ Paulsboro, New Jersey location and PBF Holding’s Paulsboro Refinery, with a 15,000 bpd MVC.

(e)
Reflects the overall capacity as stipulated by the storage agreement. The storage MVC is subject to the effective operating capacity of each tank, which can be impacted by routine tank maintenance and other factors.

(f)	These commercial agreements with PBF Holding are considered leases.

(g)
In August 2017, the Paulsboro Natural Gas Pipeline commenced service. Concurrent with the commencement of operations, a new services agreement was entered into between PNGPC and PRC regarding the Paulsboro Natural Gas Pipeline.

(h)
Under the Toledo Rail Loading Agreement, PBF Holding has minimum throughput commitments for (i) 30 railcars per day of products and (ii) 11.5 railcars per day of premium products. The Toledo Rail Loading Agreement also specifies a maximum throughput rate of 50 railcars per day.

(i)	The Chalmette Storage Services Agreement was entered into on February 15, 2017 and commenced on November 1, 2017.

Omnibus Agreement

At the closing of the Offering, PBFX entered into an omnibus agreement with PBF GP, PBF LLC and PBF Holding, which has been amended and restated in connection with certain of the Acquisitions from PBF for the provision of executive management services and support for accounting and finance, legal, human resources, information technology, environmental, health and safety, and other administrative functions, as well as (i) PBF LLC’s agreement not to compete with the Partnership under certain circumstances, subject to certain exceptions, (ii) the Partnership’s right of first offer for ten years to acquire certain logistics assets retained by PBF Energy following the Offering, including certain logistics assets that PBF LLC or its subsidiaries may construct or acquire in the future, subject to certain exceptions, and (iii) a license to use the PBF Logistics trademark and name.

On July 31, 2018, the Partnership entered into the Fifth Amended and Restated Omnibus Agreement (as amended, the “Omnibus Agreement”) in connection with the Development Assets Acquisition, which increased the estimated annual fee to $7,000.

Services Agreement

In connection with the Offering, PBFX entered into an operation and management services and secondment agreement with PBF Holding and certain of its subsidiaries, pursuant to which PBF Holding and its subsidiaries provides PBFX with the personnel necessary for the Partnership to perform its obligations under its commercial agreements. PBFX reimburses PBF Holding for the use of such employees and the provision of certain infrastructure-related services to the extent applicable to its operations, including storm water discharge and waste water treatment, steam, potable water, access to certain roads and grounds, sanitary sewer access, electrical power, emergency response, filter press, fuel gas, API solids treatment, fire water and compressed air.

On July 31, 2018, the Partnership entered into the Sixth Amended and Restated Operation and Management Services and Secondment Agreement (as amended, the “Services Agreement”) in connection with the Development Assets Acquisition, which increased the annual fee to $8,587. The Services Agreement will terminate upon the termination of the Omnibus Agreement, provided that the Partnership may terminate any service on 30 days’ notice.

Chalmette Lease and Project Management Agreement

In connection with the Chalmette Storage Services Agreement, PBFX Op Co and Chalmette Refining entered into the Lease and the Project Management Agreement, which expired upon the completion of the Chalmette Storage Tank. The Lease can be extended by PBFX Op Co for two additional ten-year periods.

Distributions

In connection with the Partnership’s quarterly distributions, the Partnership distributed $41,920 and $34,729 to PBF LLC for the years ended December 31, 2017 and 2016, respectively. During the year ended December 31, 2017, TVPC distributed $21,544 to each of its members, which includes TVP Holding, a subsidiary of PBF Holding. TVPC made no distributions in 2016.

Summary of Transactions

A summary of revenue and expense transactions with the Partnership’s affiliates, including expenses directly charged and allocated to the Partnership, is as follows:

	Year Ended December 31,
	2017	2016	2015
Revenue	$240,654	$175,448	$142,102
Operating and maintenance expenses	6,626	5,121	4,533
General and administrative expenses	6,899	4,805	5,297